CONVERTIBLE NOTES (Details Textual) - USD ($)				1 Months Ended					3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 02, 2018	Jan. 02, 2018	Jan. 07, 2014	Jun. 27, 2016	Sep. 11, 2013	Jul. 05, 2013	Mar. 29, 2013	Oct. 19, 2012	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2014	Dec. 31, 2012
Convertible Note Principal And Exercise Of Warrant [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.2301			$ 0.51
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term													5 years 10 months 17 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate													90.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate													1.73%	1.41%
Derivative, Gain (Loss) on Derivative, Net		$ 1,285,169							$ 0	$ 464,500	$ 0	$ 1,004,167	$ 2,000,605	$ 2,076,499
Stock Issued During Period, Shares, New Issues	5,147,059			5,147,059
Sale Of Stock 2016 Offering [Member]
Convertible Note Principal And Exercise Of Warrant [Line Items]
Description Of Purchaser Right				In addition, the SPA provides that each purchaser has a right, subject to certain exceptions described in the agreement, to participate in future issuances of equity and debt securities by us for a period of 12 months following the effective date of this registration statement, and certain price protections that provide for the grant of additional shares of common stock if we sell shares for less than $0.34 per share (the purchase price in the 2016 Offering) during such 12-month period.
Warrants To Purchase Common Stock Shares				5,147,059
Stock Issued During Period, Shares, New Issues				5,147,059
Additional Issue Of Warrants				257,353
Convertible Notes [Member]
Convertible Note Principal And Exercise Of Warrant [Line Items]
Proceeds from Convertible Debt			$ 55,000			$ 100,000	$ 225,000	$ 300,000
Debt Instrument, Interest Rate, Stated Percentage			5.00%			5.00%	5.00%	5.00%
Debt Instrument, Convertible, Conversion Price			$ 0.06			$ 0.06	$ 0.06	$ 0.15
Debt Conversion, Converted Instrument, Shares Issued			916,667			1,666,667	3,750,000	2,000,000
Convertible Notes [Member] | March 2013 [Member]
Convertible Note Principal And Exercise Of Warrant [Line Items]
Bifurcated Liability									225,000		225,000		225,000
Residual Debt Value									0		0		0
Convertible Notes [Member] | July 2013 [Member]
Convertible Note Principal And Exercise Of Warrant [Line Items]
Bifurcated Liability									66,667		66,667		66,667
Residual Debt Value									33,333		33,333		33,333
Convertible Notes [Member] | September 2013 [Member]
Convertible Note Principal And Exercise Of Warrant [Line Items]
Proceeds from Convertible Debt					$ 321,000
Debt Instrument, Interest Rate, Stated Percentage					5.00%
Debt Instrument, Convertible, Conversion Price					$ 0.06
Debt Conversion, Converted Instrument, Shares Issued					5,350,000
Bifurcated Liability									267,500		267,500		267,500
Residual Debt Value									53,500		53,500		53,500
Convertible Notes [Member] | January 2014 [Member]
Convertible Note Principal And Exercise Of Warrant [Line Items]
Bifurcated Liability			$ 55,000						55,000		55,000
Residual Debt Value									0		0		0
Convertible Notes 2012 Member [Member]
Convertible Note Principal And Exercise Of Warrant [Line Items]
Debt Instrument, Face Amount															$ 300,000
Debt Instrument, Increase, Accrued Interest															$ 76,000
Warrant [Member]
Convertible Note Principal And Exercise Of Warrant [Line Items]
Debt Conversion, Converted Instrument, Warrants or Options Issued																400,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																$ 0.15
Stock and Warrants Issued During Period, Value, Preferred Stock and Warrants																$ 27,097
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price																$ 0.07
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term																5 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate																74.36%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate																0.77%
Adjustments to Additional Paid in Capital, Warrant Issued																$ 27,097
Derivative, Gain (Loss) on Derivative, Net									$ 0	$ 90,000	$ 0	$ 280,000	$ 190,000	$ 580,000
Sigma Tau [Member]
Convertible Note Principal And Exercise Of Warrant [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners													38.00%